Schedule of inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finished goods	R$ 4,914,882	R$ 3,610,585
Work in progress	272,997	192,335
Raw materials	3,126,017	2,046,681
Packaging materials	182,501	92,256
Secondary materials	790,801	531,801
Supplies	250,475	207,033
Imports in transit	115,950	107,829
Other	142,490	94,816
(-) Adjustment to present value	R$ (141,243)	R$ (80,577)